Share-based Compensation - Summary of Changes in Simple and Performance Warrants (Details)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Simple Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Beginning balance | shares	3,424,600	9,815,000
Forfeited | shares	(668,800)	(6,390,400)
Exercised | shares	(120,000)
Expired | shares	(41,600)
Ending balance | shares	2,594,200	3,424,600
Weighted average exercise price, beginning balance	$ 4.41	$ 4.01
Weighted average exercise price, Forfeited	3.36	3.79
Weighted average exercise price, Exercised	0.94
Weighted average exercise price, Expired	3.45
Weighted average exercise price, ending balance	$ 4.86	$ 4.41
Performance Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Beginning balance | shares	1,672,000	5,798,822
Forfeited | shares	(204,800)	(4,126,822)
Exercised | shares	(80,000)
Ending balance | shares	1,387,200	1,672,000
Weighted average exercise price, beginning balance	$ 4.19	$ 2.66
Weighted average exercise price, Forfeited	5.48	2.04
Weighted average exercise price, Exercised	1.09
Weighted average exercise price, Expired	0.00
Weighted average exercise price, ending balance	$ 4.18	$ 4.19